Income Taxes (Details) - Schedule of Deferred Income Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income Tax Assets [Abstract]
Net operating losses carry forward	$ 1,548,868	$ 1,194,054	$ 859,455
Cutoff adjustments		44,395	47,704
Gross deferred tax assets	1,548,868	1,238,449	907,159
Less: valuation allowance	(1,548,868)	(1,238,449)	(907,159)
Net deferred tax assets